EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
Schedule of equity method investment
	As of December 31,
	2011	2012
Investee
95190	4,181	3,791
Beijing GoldenTom Information Technology Co. Ltd.	261	12
Ariadne’s Thread Co. Ltd.	—	361
Total	4,442	4,164